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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC    350 Jericho Turnpike, Suite 206    Jericho, NY 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         December 31, 2011

Date of reporting period:       March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.59%
CLOSED-END FUNDS - 91.44%
CORE - 5.71%
Adams Express Company (The) (a)	20,606	$234,084
General American Investors Company, Inc.	41,700	1,181,778
Royce Micro-Cap Trust, Inc.	45,930	470,323
SunAmerica Focused Alpha Growth Fund, Inc.	24,000	480,240
SunAmerica Focused Alpha Large-Cap Fund, Inc.	40,002	726,436
		3,092,861
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 12.55%
AllianceBernstein Income Fund	375,700	2,889,133
BlackRock Core Bond Trust	21,651	261,544
BlackRock Enhanced Government Fund, Inc.	21,067	326,749
BlackRock Income Opportunity Trust, Inc.	23,100	215,292
Federated Enhanced Treasury Income Fund	59,977	917,648
Invesco Van Kampen Bond Fund	25,000	454,000
John Hancock Income Securities Trust	2,500	35,050
MFS Government Markets Income Trust	79,377	508,013
MFS Intermediate Income Trust	80,840	494,741
Morgan Stanley Income Securities Inc.	2,500	40,725
Rivus Bond Fund	291	5,253
Transamerica Income Shares, Inc.	3,821	80,547
Western Asset Income Fund	18,100	236,024
Western Asset Investment Grade Defined Opportunity Trust Inc.	16,501	327,545
		6,792,264
DEVELOPED MARKET - 0.61%
Ibero-America Fund, Inc.	21,500	150,500
New Ireland Fund, Inc. (The)	23,300	178,245
		328,745
EMERGING MARKETS - 0.31%
First Israel Fund, Inc.	9,633	169,348

FLEXIBLE INCOME - 2.71%
MFS Charter Income Trust	30,000	274,200
Putnam Master Intermediate Income Trust	20,163	119,163
Wells Fargo Advantage Multi-Sector Income Fund	11,664	176,476
Zweig Total Return Fund, Inc. (The)	257,933	895,028
		1,464,867

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
GENERAL & INSURED UNLEVERAGED - 1.19%
Nuveen Select Maturities Municipal Fund	17,700	$173,283
Nuveen Select Tax-Free Income Portfolio 3	36,155	471,100
		644,383
GENERAL BOND - 0.92%
Duff & Phelps Utility & Corporate Bond Trust Inc.	45,092	495,561

GENERAL MUNICIPAL LEVERAGED - 0.26%
Nuveen Enhanced Municipal Value Fund	7,000	88,550
Nuveen Municipal Income Fund	5,720	56,914
		145,464
GLOBAL - 7.48%
Alpine Global Dynamic Dividend Fund	71,050	539,270
Alpine Total Dynamic Dividend Fund	469,770	2,889,086
Calamos Global Dynamic Income Fund	15,904	138,047
Clough Global Allocation Fund	29,600	480,704
		4,047,107
GLOBAL INCOME - 2.33%
Aberdeen Asia-Pacific Income Fund, Inc.	22,000	152,460
Nuveen Global Government Enhanced Income Fund	2,500	36,675
Nuveen Multi-Currency Short-Term Government Income Fund	76,905	1,072,825
		1,261,960
HIGH CURRENT YIELD (LEVERAGED) - 3.29%
BlackRock Corporate High Yield Fund III, Inc.	9,176	65,608
BlackRock Corporate High Yield Fund V, Inc.	8,101	96,240
BlackRock Corporate High Yield Fund, Inc.	28,028	200,961
BlackRock Debt Strategies Fund, Inc.	137,313	547,879
BlackRock High Yield Trust	576	3,877
BlackRock Strategic Bond Trust	9,000	116,550
First Trust Strategic High Income Fund	68,716	242,567
First Trust Strategic High Income Fund II	51,700	254,364
First Trust Strategic High Income Fund III	48,500	208,065
Helios Strategic Income Fund, Inc.	8,562	45,464
		1,781,575
HIGH YIELD MUNICIPAL DEBT - 0.90%
BlackRock Muni Assets Fund, Inc.	22,900	258,541
Invesco Municipal Income Opportunities Trust II	7,000	46,130

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
Invesco Municipal Income Opportunities Trust III	3,500	$25,270
Western Asset Municipal High Income Fund, Inc.	20,707	149,712
		479,653
INCOME & PREFERRED STOCK - 7.39%
BlackRock Preferred Opportunity Trust	34,759	366,012
Calamos Strategic Total Return Fund	279,538	2,719,905
Nuveen Tax-Advantaged Floating Rate Fund	11,641	27,356
Preferred Income Strategies Fund	90,564	890,244
		4,003,517
INSURED MUNICIPAL LEVERAGED - 1.22%
Invesco Van Kampen Trust For Insured Municipals	10,900	129,819
Nuveen Insured Quality Municipal Fund, Inc.	18,065	226,716
Nuveen Insured Tax-Free Advantage Municipal Fund	23,000	303,370
		659,905
OPTION ARBITRAGE/OPTIONS STRATEGIES - 36.35%
Agic International & Premium Strategy Fund	3,500	49,000
BlackRock International Growth & Income Trust	36,893	377,046
Columbia Seligman Premium Technology Growth Fund, Inc.	16,838	326,320
Dow 30 Enhanced Premium & Income Fund, Inc.	112,600	1,294,900
Eaton Vance Enhanced Equity Income Fund	103,738	1,280,127
Eaton Vance Enhanced Equity Income Fund II	126,245	1,596,999
Eaton Vance Risk-Managed Diversified Equity Income Fund	218,150	2,796,683
Eaton Vance Tax-Managed Buy-Write Income Fund	77,249	1,069,126
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	178,257	2,295,950
Eaton Vance Tax-Managed Diversified Equity Income Fund	256,000	2,816,000
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	222,241	2,722,452
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	261,443	2,766,067
Nuveen Equity Premium Income Fund	1,336	16,874

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
Nuveen Equity Premium Opportunity Fund	21,000	$267,120
		19,674,664
REAL ESTATE - 3.37%
Alpine Global Premier Properties Fund	243,089	1,704,054
RMR Asia Pacific Real Estate Fund *	6,901	120,697
		1,824,751
SECTOR EQUITY - 2.82%
Evergreen Utilities and High Income Fund	63,000	746,550
Gabelli Healthcare & WellnessRx Trust (The)*	9,159	70,433
Macquarie Global Infrastructure Total Return Fund, Inc.	19,532	355,873
Reaves Utility Income Fund	15,436	354,411
		1,527,267
U.S. MORTGAGE - 1.37%
BlackRock Income Trust, Inc.	110,467	742,338

VALUE - 0.66%
Nuveen Tax-Advantaged Total Return Strategy Fund	4,000	45,960
Royce Focus Trust, Inc.	37,514	313,242
		359,202

TOTAL CLOSED-END FUNDS		49,495,432

CONSUMER DISCRETIONARY - 0.77%
Comcast Corporation - Class A	3,358	83,010
DIRECTV Group, Inc. (The) - Class A *	4,000	187,200
Ford Motor Company *	5,000	74,550
Time Warner, Inc.	2,000	71,400
		416,160
CONSUMER STAPLES - 0.97%
H.J. Heinz Company	2,000	97,640
Procter & Gamble Company (The)	5,233	322,353
Wal-Mart Stores, Inc.	2,000	104,100
		524,093
ENERGY - 0.97%
ConocoPhillips	4,000	319,440
Exxon Mobil Corporation	2,475	208,222
		527,662

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

FINANCIALS - 0.45%
AFLAC, Inc.	2,000	$105,560
JPMorgan Chase & Co.	3,000	138,300
		243,860
HEALTH CARE - 1.03%
Becton, Dickinson and Company	3,000	238,860
Cardinal Health, Inc.	2,000	82,260
Johnson & Johnson	4,000	237,000
		558,120
INDUSTRIALS - 1.18%
3M Company	1,567	146,514
Emerson Electric Company	2,000	116,860
Union Pacific Corporation	2,000	196,660
United Technologies Corporation	2,108	178,442
		638,476
INFORMATION TECHNOLOGY - 1.45%
AOL, Inc. *	181	3,535
Google, Inc. - Class A *	532	311,863
Intel Corporation	6,599	133,102
Oracle Corporation	10,000	333,700
		782,200
MATERIALS - 0.23%
Freeport-McMoRan Copper & Gold, Inc.	2,238	124,321

UTILITIES - 0.10%
Duke Energy Corporation	3,000	54,450

TOTAL EQUITY SECURITIES (cost - $51,501,152)		53,364,774

RIGHTS - 0.01%
Gabelli Healthcare & WellnessRx Trust (The) * (cost - $2,974)	9,159	3,297

SHORT-TERM INVESTMENT - 1.86%
MONEY MARKET FUND - 1.86%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $1,004,900)	1,004,900	1,004,900

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2011 (UNAUDITED) (Continued)

TOTAL INVESTMENTS - 100.46% (cost - $52,509,026)	54,372,971

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.46)%	(246,805)

NET ASSETS - 100.00%	$54,126,166

(a) Affiliated investment.  The Fund holds 0.43% (based on net assets) of The Adams Express Company.  A trustee of the Fund also serves as a director to such company.  There were no additional purchases and additional sales of 121,000 shares with a cost of $1,032,754 of this security during the three months ended March 31, 2011.

* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2011 (UNAUDITED)

Federal Income Tax Cost: At March 31, 2011 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $52,509,026, $2,846,191, $(982,246) and $1,863,945, respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$53,368,071	$-
Short-Term Investments	1,004,900	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$54,372,971	$-

* Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three months ended March 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2011.

In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal year beginning after December 15, 2010, and for interim periods within that fiscal year.

The disclosures for the Fund’s fiscal year beginning January 1, 2011 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount.  Management will continue to evaluate the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the three months ended March 31, 2011, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for addition disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 8, 2011 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 8, 2011, file number 811-22066.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 23, 2011

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	May 23, 2011

* Print the name and title of each signing officer under his or her signature.